Inverse Russell 2000 Strategy Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A and Class C [Member] | Inverse Russell 2000 Strategy Fund | Class C
Prospectus [Line Items]
Annual Return [Percent]	(6.25%)	(10.74%)	16.50%	(18.59%)	(31.59%)	(20.84%)	10.41%	(14.19%)	(21.67%)	(0.64%)